Income Taxes (Tables)	12 Months Ended
May 31, 2026
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
Significant components of provision for income taxes for the years ended May 31, 2024, 2025 and 2026 were as follows:

	For the years ended May 31,
	2024	2025	2026
	US$	US$	US$
Current:
PRC	130,927	175,611	204,197

Deferred:
PRC	(21,237)	(29,317)	(8,086)

Total provision for income taxes	109,690	146,294	196,111

Components of Group's Deferred Tax Assets and Liabilities	Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2025	2026
	US$	US$
Deferred tax assets
Allowance for doubtful accounts	28,462	30,043
Accrued expenses	77,786	93,025
Net operating loss carry-forward	254,914	231,187

Total deferred tax assets	361,162	354,255

Less: valuation allowance	(263,230)	(248,984)

Total deferred tax assets, net	97,932	105,271

Deferred tax liabilities
Acquired assets	2,557	1,764
Tax impact from the unrealized gain on long-term investments	11,617	12,330

Total deferred tax liabilities	14,174	14,094

Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates
A reconciliation of the provision for income taxes computed by applying the PRC EIT rates of 25% for the years ended May 31, 2024 and 2025 to income before provision for income tax and the actual provision for income tax is as follows:

	For the years ended May 31,
	2024	2025
	US$	US$
Income before income taxes and loss from equity method investments	493,841	536,384
PRC statutory income tax rate	25%	25%
Income tax at statutory income tax rate	123,460	134,096
Effect of non-deductible expenses and loss and super deduction expenses	68,741	44,173
Effect of income tax exemptions and preferential tax rates	(24,810)	(26,561)
Effect of income tax rate difference in other jurisdictions	(9,086)	(804)
Changes in valuation allowance	(48,615)	(4,610)

Provision for income taxes	109,690	146,294

Upon adoption of ASU 2023-09, as described in Note 2, reconciliation of difference between the PRC statutory income tax rate and the Group’s effective income tax rate for the year ended May 31, 2026 is as follows:

	For the year ended May 31, 2026
	Amount	Percentage
Income before income taxes and loss from equity method investments	730,549
Chinese mainland EIT rate	182,637	25.0%
Other jurisdictions’ tax effects	(3,702)	(0.5)%
Changes in valuation allowance	19,424	2.6%
Non-taxable or non-deductible items
Share-based compensation	15,795	2.2%
Others	8,048	1.1%
Other adjustments
Effect of R&D super-deduction	(9,408)	(1.3)%
Effect on tax holiday and preferential tax treatment	(24,025)	(3.3)%
Others	7,342	1.0%

Effective tax rate for the Group	196,111	26.8%